UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASh SERIES C FUND

FORM N-Q

MAY 31, 2017

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 66.0%
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.4%
General Motors Co., Senior Notes	6.250%	10/2/43	$1,000,000	$1,099,877
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	977,276
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	750,000	760,534

Total Automobiles				2,837,687

Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	2,440,000	2,548,441
McDonald’s Corp., Senior Notes	3.500%	3/1/27	500,000	512,383

Total Hotels, Restaurants & Leisure				3,060,824

Household Durables - 0.4%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	1,170,000	1,208,267
Newell Brands Inc., Senior Notes	3.850%	4/1/23	1,310,000	1,383,330

Total Household Durables				2,591,597

Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	120,000	128,911
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	600,000	652,296
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	330,000	388,069
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	480,438
Time Warner Cable LLC, Debentures	7.300%	7/1/38	1,720,000	2,199,801
Time Warner Cable LLC, Senior Notes	5.875%	11/15/40	1,310,000	1,470,859
Time Warner Cable LLC, Senior Notes	5.500%	9/1/41	50,000	53,602
Time Warner Inc., Senior Notes	6.250%	3/29/41	410,000	482,397
Viacom Inc., Senior Notes	4.250%	9/1/23	710,000	743,499

Total Media				6,599,872

TOTAL CONSUMER DISCRETIONARY				15,089,980

CONSUMER STAPLES - 7.8%
Beverages - 2.0%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	2,420,000	2,459,506
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	3,810,000	3,931,509
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	1,860,000	1,917,861
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	740,000	761,680
PepsiCo Inc., Senior Notes	4.000%	3/5/42	1,010,000	1,030,203
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	700,000	783,849	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	640,000	690,620	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	1,100,000	1,296,452	(a)

Total Beverages				12,871,680

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food & Staples Retailing - 1.3%
CVS Health Corp., Senior Notes	5.125%	7/20/45	$4,030,000	$4,581,941
Kroger Co., Senior Notes	3.850%	8/1/23	500,000	526,203
Wal-Mart Stores Inc., Senior Notes	4.300%	4/22/44	1,000,000	1,091,603
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	2,070,000	2,072,809

Total Food & Staples Retailing				8,272,556

Food Products - 3.5%
Danone SA, Senior Bonds	2.589%	11/2/23	12,140,000	11,930,731	(a)
Danone SA, Senior Notes	2.947%	11/2/26	6,000,000	5,834,208	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	460,000	492,908	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,520,000	1,572,159
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	940,000	1,009,420
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	470,000	492,925
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	860,000	925,449
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	430,000	446,078	(a)

Total Food Products				22,703,878

Tobacco - 1.0%
Altria Group Inc., Senior Notes	9.250%	8/6/19	950,000	1,095,488
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	371,194
Reynolds American Inc., Senior Notes	3.250%	6/12/20	431,000	446,526
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	5,044,993

Total Tobacco				6,958,201

TOTAL CONSUMER STAPLES				50,806,315

ENERGY - 12.6%
Energy Equipment & Services - 0.9%
Halliburton Co., Senior Bonds	3.800%	11/15/25	2,950,000	3,052,804
Transocean Inc., Senior Notes	4.500%	10/15/17	3,030,000	3,069,769

Total Energy Equipment & Services				6,122,573

Oil, Gas & Consumable Fuels - 11.7%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	600,000	778,480
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	830,000	894,228
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	2,500,000	2,813,575
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	2,116,608
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,830,000	1,897,935
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	500,000	511,848
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	517,592
Chevron Corp., Senior Notes	2.954%	5/16/26	5,440,000	5,444,145
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	5,500,000	5,525,415
ConocoPhillips, Notes	6.500%	2/1/39	280,000	364,225
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,688,750
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,500,000	1,639,188
Ecopetrol SA, Senior Notes	5.875%	5/28/45	10,050,000	9,330,420
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,250,000	5,604,238
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,490,000	2,531,254
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	2,169,526
Hess Corp., Notes	7.875%	10/1/29	150,000	186,556
Noble Energy Inc., Senior Notes	4.150%	12/15/21	100,000	105,878

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	$620,000	$625,331
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,531,220
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	2,279,001
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	991,752
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,160,000	3,146,169
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	3,110,250
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,677,500
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,307,000	1,381,630
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,714,000	2,638,686
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,150,000	1,146,665
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	970,000	994,328	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	500,000	529,274	(a)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,000,000	1,067,043
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,582,382
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,154,601	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	4,360,000	5,721,515
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	95,000	111,768

Total Oil, Gas & Consumable Fuels				75,808,976

TOTAL ENERGY				81,931,549

FINANCIALS - 18.8%
Banks - 14.3%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	1,966,604	(a)
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,250,000	1,314,491
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	3,297,021
Bank of America Corp., Senior Notes	4.875%	4/1/44	1,310,000	1,460,940
Bank of America Corp., Subordinated Bonds	4.450%	3/3/26	1,010,000	1,057,507
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	1,650,000	1,718,770
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	300,000	339,938
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	2,000,000	2,067,060	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,668,400	(a)
Citigroup Inc., Senior Notes	4.500%	1/14/22	800,000	862,902
Citigroup Inc., Senior Notes	8.125%	7/15/39	190,000	287,431
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	3,300,000	3,437,435
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,824,774
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,340,000	4,529,797
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	363,000	406,537
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	690,894
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	345,000	403,650	(a)(b)(c)
Cooperatieve Rabobank U.A., Subordinated Notes	3.950%	11/9/22	600,000	628,469
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	2,520,000	2,717,117
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	2,500,000	2,631,572
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	800,000	975,735

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	$670,000	$750,400	(a)(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	7,020,000	7,245,623
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	2,530,000	2,702,986
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	3,390,000	3,511,806
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	905,893
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,500,000	1,554,565
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	2,830,000	2,773,072	(a)
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	340,000	346,619
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	520,000	538,084
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	850,000	887,430
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,397,970
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	931,422
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	1,000,000	1,025,015
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	2,300,000	2,415,805
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	490,780
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	640,000	701,949
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,130,000	2,338,533
Santander UK Group Holdings PLC, Senior Notes	2.875%	8/5/21	5,000,000	5,021,730
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,375,000	1,511,029	(a)
Standard Chartered PLC, Senior Notes	2.100%	8/19/19	5,000,000	4,985,395	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,100,000	1,223,914	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	2,870,000	3,010,300	(a)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	50,000	54,183
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,280,000	1,314,990
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	416,845
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,000,000	2,122,944
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	675,772
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,650,558
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	4,076,624
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	991,095
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	380,000	423,244

Total Banks				93,283,619

Capital Markets - 3.0%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,140,000	3,402,551
Credit Suisse NY, Senior Notes	3.625%	9/9/24	550,000	569,868
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	160,000	176,696
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	357,562
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,330,000	1,382,413
Goldman Sachs Group Inc., Subordinated Notes	6.450%	5/1/36	330,000	412,061
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	1,973,008
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	1,103,102

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	$500,000	$530,097	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	7/3/17	320,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	465,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	*(d)(e)(f)(g)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	2,080,000	2,126,536	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	7,000,000	7,328,993	(a)

Total Capital Markets				19,362,887

Diversified Financial Services - 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	2,000,000	2,125,818
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	500,000	537,655	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	400,000	436,731	(a)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,500,000	3,103,102
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,665,994

Total Diversified Financial Services				7,869,300

Insurance - 0.3%
American International Group Inc., Senior Notes	4.500%	7/16/44	600,000	615,656
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	506,141
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	16,000	22,292	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	1,012,161	(a)

Total Insurance				2,156,250

TOTAL FINANCIALS				122,672,056

HEALTH CARE - 9.7%
Biotechnology - 3.2%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	1,080,000	1,107,289
Amgen Inc., Senior Notes	3.625%	5/22/24	1,410,000	1,481,223
Celgene Corp., Senior Notes	3.550%	8/15/22	1,540,000	1,611,943
Celgene Corp., Senior Notes	3.875%	8/15/25	1,800,000	1,885,986
Celgene Corp., Senior Notes	4.625%	5/15/44	300,000	308,455
Celgene Corp., Senior Notes	5.000%	8/15/45	2,290,000	2,514,640
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	500,000	522,236
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	7,800,000	8,043,921
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	427,040
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	2,872,379

Total Biotechnology				20,775,112

Health Care Equipment & Supplies - 3.8%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	4,520,000	4,621,442
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,660,000	2,841,572
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,910,000	7,393,935
Becton, Dickinson & Co., Senior Notes	3.363%	6/6/24	8,080,000	8,123,398
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	88,000	89,866
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	520,000	530,113
Medtronic Inc., Senior Notes	3.500%	3/15/25	1,200,000	1,253,444

Total Health Care Equipment & Supplies				24,853,770

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - 2.2%
Aetna Inc., Senior Notes	2.800%	6/15/23	$380,000	$381,191
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	173,444
Humana Inc., Senior Notes	3.950%	3/15/27	3,140,000	3,278,744
Humana Inc., Senior Notes	4.950%	10/1/44	2,470,000	2,730,593
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	2,174,152
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	832,000	875,724
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	3,000,000	3,073,116
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,287,883

Total Health Care Providers & Services				13,974,847

Pharmaceuticals - 0.5%
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	2,430,000	2,519,830
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	720,000	730,598

Total Pharmaceuticals				3,250,428

TOTAL HEALTH CARE				62,854,157

INDUSTRIALS - 2.9%
Aerospace & Defense - 1.6%
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	490,770
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	3,440,000	3,542,839
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	1,000,000	1,039,711
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	5,526,080

Total Aerospace & Defense				10,599,400

Commercial Services & Supplies - 0.4%
Cintas Corp., Senior Notes	2.900%	4/1/22	2,000,000	2,045,076
Republic Services Inc., Senior Notes	4.750%	5/15/23	300,000	333,244
Waste Management Inc., Senior Notes	7.375%	5/15/29	170,000	226,882

Total Commercial Services & Supplies				2,605,202

Electrical Equipment - 0.4%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,270,000	2,303,203

Industrial Conglomerates - 0.4%
General Electric Co., Senior Notes	6.875%	1/10/39	1,740,000	2,516,327
General Electric Co., Subordinated Notes	5.300%	2/11/21	144,000	160,451

Total Industrial Conglomerates				2,676,778

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC, Senior Bonds	4.550%	9/1/44	20,000	22,011
Burlington Northern Santa Fe LLC, Senior Notes	3.400%	9/1/24	500,000	523,736
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	265,455

Total Road & Rail				811,202

TOTAL INDUSTRIALS				18,995,785

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 0.2%
Harris Corp., Senior Notes	5.054%	4/27/45	$1,090,000	$1,224,353

IT Services - 0.2%
Visa Inc., Senior Notes	4.300%	12/14/45	1,460,000	1,583,458

Software - 0.9%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	2,980,000	2,876,731
Microsoft Corp., Senior Notes	2.700%	2/12/25	950,000	951,980
Microsoft Corp., Senior Notes	3.300%	2/6/27	910,000	942,765
Microsoft Corp., Senior Notes	4.500%	2/6/57	730,000	791,466

Total Software				5,562,942

Technology Hardware, Storage & Peripherals - 1.2%
Apple Inc., Senior Notes	2.450%	8/4/26	2,500,000	2,408,150
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	5,020,000	5,142,087	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	510,000	537,928	(a)

Total Technology Hardware, Storage & Peripherals				8,088,165

TOTAL INFORMATION TECHNOLOGY				16,458,918

MATERIALS - 4.6%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	720,000	728,863	(a)

Containers & Packaging - 0.1%
WestRock RKT Co., Senior Notes	4.450%	3/1/19	740,000	770,439

Metals & Mining - 4.2%
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	1,289,000	1,404,725
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	159,000	172,413
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	1,000,000	1,175,985
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,210,066
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	430,000	440,858
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	4,950,000	5,624,042	(a)(b)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	1,450,000	1,422,740
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	50,000	47,000
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	490,000	525,859	(a)
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	170,000	180,844
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	9,215,603
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	5,500,000	5,940,000

Total Metals & Mining				27,360,135

Paper & Forest Products - 0.2%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	10,000	10,534
Celulosa Arauco y Constitucion SA, Senior Notes	4.500%	8/1/24	800,000	826,950

Total Paper & Forest Products				837,484

TOTAL MATERIALS				29,696,921

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	$400,000	$402,275	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	1,954,803	(a)

TOTAL REAL ESTATE				2,357,078

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.4%
AT&T Inc., Senior Notes	3.400%	5/15/25	2,270,000	2,236,742
AT&T Inc., Senior Notes	5.350%	9/1/40	150,000	157,310
AT&T Inc., Senior Notes	4.550%	3/9/49	1,554,000	1,444,810
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	2,870,000	2,899,973	(a)
Verizon Communications Inc., Senior Bonds	5.250%	3/16/37	1,320,000	1,412,245
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	1,080,000	1,182,514
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,940,000	3,293,603
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	1,000,000	931,163
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	1,990,000	2,068,691

Total Diversified Telecommunication Services				15,627,051

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	1,388,000	1,419,368

TOTAL TELECOMMUNICATION SERVICES				17,046,419

UTILITIES - 1.8%
Electric Utilities - 1.8%
Duke Energy Corp., Senior Notes	3.550%	9/15/21	170,000	178,037
FirstEnergy Corp., Notes	7.375%	11/15/31	6,300,000	8,430,742
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,270,000	1,326,008
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,650,000	2,123,809

TOTAL UTILITIES				12,058,596

TOTAL CORPORATE BONDS & NOTES (Cost - $416,865,151)				429,967,774

ASSET-BACKED SECURITIES - 4.4%
ALM Loan Funding, 2015-12A A1	2.708%	4/16/27	2,000,000	2,001,378	(a)(b)
BlueMountain CLO Ltd., 2014-3A A1R	2.298%	10/15/26	2,500,000	2,499,980	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1R	2.485%	4/13/27	3,000,000	3,001,827	(a)(b)
Carlyle Global Market Strategies, 2017-2A A1B	0.000%	7/20/31	2,000,000	1,993,588	(a)(b)(i)
Catskill Park CLO Ltd., 2017-1A A2	2.785%	4/20/29	3,000,000	2,991,225	(a)(b)
CIFC Funding Ltd., 2014-4A A1R	2.538%	10/17/26	3,500,000	3,500,700	(a)(b)
CIFC Funding Ltd., 2017-1A A	2.243%	4/23/29	4,250,000	4,255,436	(a)(b)
Galaxy CLO Ltd., 2013-15A B	3.008%	4/15/25	2,500,000	2,501,015	(a)(b)
Magnetite CLO Ltd., 2014-9A A1R	0.000%	7/25/26	3,000,000	3,000,000	(a)(b)(i)
Voya CLO Ltd., 2017-2A A2A	0.000%	6/7/30	3,000,000	3,000,000	(a)(b)(i)

TOTAL ASSET-BACKED SECURITIES (Cost - $28,735,188)				28,745,149

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 11.5%
Brazil - 1.1%
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	$3,610,000	$3,221,925
Federative Republic of Brazil, Senior Notes	2.625%	1/5/23	4,530,000	4,224,225

Total Brazil				7,446,150

Colombia - 2.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	12,540,000	13,768,920

Indonesia - 1.9%
Republic of Indonesia, Notes	3.750%	4/25/22	5,300,000	5,452,184	(h)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,300,000	2,310,808	(a)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,260,000	2,270,620	(h)
Republic of Indonesia, Senior Notes	4.125%	1/15/25	2,000,000	2,067,690	(a)

Total Indonesia				12,101,302

Mexico - 0.9%
United Mexican States, Senior Notes	4.750%	3/8/44	5,640,000	5,606,160

Peru - 1.4%
Republic of Peru, Senior Bonds	6.550%	3/14/37	520,000	690,300
Republic of Peru, Senior Bonds	5.625%	11/18/50	7,040,000	8,669,760

Total Peru				9,360,060

Poland - 2.6%
Republic of Poland, Senior Notes	4.000%	1/22/24	15,510,000	16,617,848

Russia - 1.5%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	8,200,000	8,913,613	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	858,500	1,035,883	(h)

Total Russia				9,949,496

TOTAL SOVEREIGN BONDS (Cost - $74,293,283)				74,849,936

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.9%
U.S. Government Obligations - 8.9%
U.S. Treasury Bonds	3.375%	5/15/44	2,110,000	2,324,585
U.S. Treasury Bonds	3.000%	11/15/45	2,110,000	2,167,118
U.S. Treasury Bonds	2.875%	11/15/46	1,620,000	1,623,449
U.S. Treasury Bonds	3.000%	2/15/47	230,000	236,464
U.S. Treasury Notes	0.750%	2/28/18	4,000,000	3,987,580
U.S. Treasury Notes	1.625%	6/30/20	13,000,000	13,061,451
U.S. Treasury Notes	1.875%	1/31/22	30,550,000	30,743,931
U.S. Treasury Notes	1.875%	3/31/22	600,000	603,539
U.S. Treasury Notes	1.500%	2/28/23	2,700,000	2,644,788
U.S. Treasury Notes	1.625%	5/15/26	420,000	401,239

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $57,533,159)				57,794,144

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $577,426,781)				591,357,003

SHORT-TERM INVESTMENTS - 9.6%
TIME DEPOSITS - 9.6%
State Street Corp. (Cost - $62,117,000)	0.090%	6/1/17	62,117,000	62,117,000

TOTAL INVESTMENTS - 100.4% (Cost - $639,543,781#)				653,474,003
Liabilities in Excess of Other Assets - (0.4)%				(2,413,764)

TOTAL NET ASSETS - 100.0%				$651,060,239

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of May 31, 2017.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Security is valued using significant unobservable inputs (See Note 1).

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(i)	Security is purchased on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

At May 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,000	12/18	$246,290,713	$245,687,500	$(603,213)
U.S. Treasury 2-Year Notes	390	9/17	84,417,987	84,428,907	10,920
U.S. Treasury 5-Year Notes	1,403	9/17	165,662,304	165,992,438	330,134

					(262,159)

Contracts to Sell:
U.S. Treasury 10-Year Notes	554	9/17	69,718,981	69,968,469	(249,488)
U.S. Treasury Long-Term Bonds	1,184	9/17	181,552,591	182,114,000	(561,409)
U.S. Treasury Ultra Long-Term Bonds	61	9/17	9,982,415	10,072,625	(90,210)

					(901,107)

Net unrealized depreciation on open futures contracts					$(1,163,266)

At May 31, 2017, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange	$59,000,000	1/30/25	1.867% semi-annually	3-Month LIBOR-quarterly	—	$698,694

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.IG.28 Index)	$35,000,000	6/20/22	1.000% quarterly	$642,173	$581,884	$60,289

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$122,672,056	$0	*	$122,672,056
Other Corporate Bonds & Notes	—	307,295,718	—		307,295,718
Asset-Backed Securities	—	28,745,149	—		28,745,149
Sovereign Bonds	—	74,849,936	—		74,849,936
U.S. Government & Agency Obligations	—	57,794,144	—		57,794,144

Total Long-Term Investments	—	591,357,003	0	*	591,357,003

Short-Term Investments†	—	62,117,000	—		62,117,000

Total Investments	—	$653,474,003	$0	*	$653,474,003

Other Financial Instruments:
Futures Contracts	$341,054	—	—		$341,054
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	$60,289	—		60,289
Centrally Cleared Interest Rate Swaps	—	698,694	—		698,694

Total Other Financial Instruments	$341,054	$758,983	—		$1,100,037

Total	$341,054	$654,232,986	$0	*	$654,574,040

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts	$1,504,320	—	—		$1,504,320

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Investments

At May 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,756,081
Gross unrealized depreciation	(4,825,859)

Net unrealized appreciation	$13,930,222

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 26, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 26, 2017